Share-based compensation plan - Stock option activity (Details)		6 Months Ended	12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Weighted average exercise
Reverse stock split conversion ratio	0.10	0.1	0.10	0.10
Equity classified stock options
Number of options outstanding
Beginning Balance (in shares) | shares		7,513,891	5,343,631	1,323,045	1,480,514
Stock options granted (in shares) | shares		2,800,000	4,127,700	94,500
Stock options exercised (in shares) | shares		(30,406)	(5,063)	(24,900)
Stock options forfeited and cancelled (in shares) | shares		(593,834)	(97,301)	(227,069)
Stock option expired (in shares) | shares		(5,500)	(4,750)
Ending Balance (in shares) | shares		7,513,891	5,343,631	1,323,045
Stock options exercisable (in shares) | shares		2,698,059	2,705,028
Weighted average exercise
Beginning Balance (in dollars per share)		$ 0.25	$ 7.24	$ 7.44
Stock options granted (in dollars per share)		1.53	0.2	9.3
Stock options exercised (in dollars per share)		0.36	3.58	3.69
Stock options forfeited and cancelled (in dollars per share)		0.16	6.38	8.13
Stock option expired (in dollars per share)		0.93	3.58
Stock option modification			(1.61)
Ending Balance (in dollars per share)		0.73	0.25	$ 7.24
Stock options exercisable (in dollars per share)		$ 0.36	$ 0.36
Reverse stock split conversion ratio	0.1		0.10	0.10
Liability classified stock options
Number of options outstanding
Beginning Balance (in shares) | shares		35,177,211	23,744,418	1,829,531	1,527,750
Stock options granted (in shares) | shares		11,496,500	22,203,841	312,250
Stock options exercised (in shares) | shares		(10,016)	(9,517)	(16)
Stock options forfeited and cancelled (in shares) | shares		(53,691)	(279,437)	(10,453)
Ending Balance (in shares) | shares		35,177,211	23,744,418	1,829,531
Stock options exercisable (in shares) | shares		11,372,261	11,231,053
Weighted average exercise
Beginning Balance (in dollars per share)		$ 0.17	$ 11.62	$ 12.1
Stock options granted (in dollars per share)		1.53	0.1	9.3
Stock options exercised (in dollars per share)		0.13	0.09	15.5
Stock options forfeited and cancelled (in dollars per share)		0.21	5.62	12.57
Stock option modification			(0.75)
Ending Balance (in dollars per share)		0.62	0.17	$ 11.62
Stock options exercisable (in dollars per share)		$ 0.22	$ 0.21
Reverse stock split conversion ratio	0.1		0.10	0.10